UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05415

Morgan Stanley Global Infrastructure Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

John Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments ¡ September 30, 2013 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.1%)
	Australia (4.2%)
	Airports
320,135	Sydney Airport	$1,174,169

	Diversified
1,040,166	DUET Group	2,115,311

	Oil & Gas Storage & Transportation
395,058	APA Group	2,201,247

	Toll Roads
367,731	Macquarie Atlas Roads Group	840,694
1,243,541	Transurban Group	7,889,135

		8,729,829

	Transmission & Distribution
336,048	Spark Infrastructure Group	520,456

	Total Australia	14,741,012

	Austria (0.8%)
	Airports
42,431	Flughafen Wien AG	2,872,289

	Brazil (1.6%)
	Water
582,200	Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	5,798,712

	Canada (12.8%)
	Oil & Gas Storage & Transportation
383,828	Enbridge, Inc.	16,030,562
673,183	TransCanada Corp. (a)	29,572,866

	Total Canada	45,603,428

	China (6.1%)
	Oil & Gas Storage & Transportation
1,955,500	Beijing Enterprises Holdings Ltd. (b)	14,110,293
1,278,000	China Gas Holdings Ltd. (b)	1,393,843
280,000	ENN Energy Holdings Ltd. (b)	1,555,308

		17,059,444

	Ports
735,912	China Merchants Holdings International Co., Ltd. (b)	2,673,394

	Toll Roads
1,658,322	Jiangsu Expressway Co., Ltd., H Shares (b)	1,955,316

	Total China	21,688,154

	France (3.8%)
	Communications
209,350	Eutelsat Communications SA	6,620,608
236,494	SES SA	6,768,992

	Total France	13,389,600

	Germany (1.9%)
	Airports
98,570	Fraport AG Frankfurt Airport Services Worldwide	6,920,817

	Italy (6.3%)
	Oil & Gas Storage & Transportation
2,195,453	Snam SpA	11,126,032

	Toll Roads
266,578	Atlantia SpA	5,430,016
233,324	Societa Iniziative Autostradali e Servizi SpA	2,297,751

		7,727,767

	Transmission & Distribution
756,618	Terna Rete Elettrica Nazionale SpA	3,417,786

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	Total Italy	22,271,585

	Japan (1.3%)
	Oil & Gas Storage & Transportation
814,000	Tokyo Gas Co., Ltd.	4,474,422

	Luxembourg (1.2%)
	Communications
173,726	Intelsat SA (c)	4,169,424

	Netherlands (1.5%)
	Oil & Gas Storage & Transportation
94,488	Koninklijke Vopak N.V.	5,410,203

	Spain (2.1%)
	Diversified
201,463	Ferrovial SA	3,632,956

	Toll Roads
106,217	Abertis Infraestructuras SA (a)	2,069,783

	Transmission & Distribution
31,380	Red Electrica Corp., SA	1,791,370

	Total Spain	7,494,109

	Switzerland (1.4%)
	Airports
9,188	Flughafen Zuerich AG (Registered)	4,840,175

	United Kingdom (7.8%)
	Transmission & Distribution
1,708,705	National Grid PLC	20,214,300

	Water
98,907	Pennon Group PLC	1,120,104
156,020	Severn Trent PLC	4,454,173
165,210	United Utilities Group PLC	1,848,591

		7,422,868

	Total United Kingdom	27,637,168

	United States (44.3%)
	Communications
172,830	American Tower Corp. REIT	12,811,888
169,910	Crown Castle International Corp. (c)	12,408,527
184,510	SBA Communications Corp., Class A (c)	14,845,675

		40,066,090

	Diversified
458,250	CenterPoint Energy, Inc.	10,984,253

	Oil & Gas Storage & Transportation
28,490	Atmos Energy Corp.	1,213,389
177,110	Cheniere Energy, Inc. (c)	6,046,535
173,171	Enbridge Energy Management LLC (c)	4,983,861
274,780	Kinder Morgan, Inc.	9,773,925
169,304	NiSource, Inc.	5,229,800
180,290	ONEOK, Inc.	9,613,063
16,160	SemGroup Corp., Class A	921,443
141,450	Sempra Energy	12,108,120
311,533	Spectra Energy Corp.	10,663,775
375,430	Williams Cos., Inc. (The)	13,650,635

		74,204,546

	Transmission & Distribution
105,180	ITC Holdings Corp.	9,872,195
175,225	Northeast Utilities	7,228,031
235,070	PG&E Corp.	9,619,064

		26,719,290

	Water
127,570	American Water Works Co., Inc.	5,266,090

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	Total United States		157,240,269

	Total Common Stocks (Cost $259,208,471)		344,551,367

NUMBER OF RIGHTS
	Rights (0.0%)
	Spain (0.0%)
	Toll Roads
106,217	Abertis Infraestructuras SA (a)(c)(Cost $55,212)		103,317

NUMBER OF SHARES (000)
	Short-Term Investments (8.2%)
	Securities held as Collateral on Loaned Securities (5.3%)
	Investment Company (3.5%)
12,514	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $12,514,037)		12,514,037

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreements (1.8%)
$2,881	Barclays Capital, Inc. (0.06%, dated 09/30/13, due 10/01/13; proceeds $2,881,319; fully collateralized by a U.S. Government Obligation; 0.25% due 09/15/15; valued at $2,938,941)		2,881,315
3,458	Merrill Lynch & Co., Inc. (0.03%, dated 09/30/13, due 10/01/13; proceeds $3,457,580; fully collateralized by a U.S. Government Obligation; 0.75% due 02/28/18; valued at $3,526,729)		3,457,577

	Total Repurchase Agreements (Cost $6,338,892)		6,338,892

	Total Securities held as Collateral on Loaned Securities (Cost $18,852,929)		18,852,929

NUMBER OF SHARES (000)
	Investment Company (2.9%)
10,284	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $10,283,785)		10,283,785

	Total Short-Term Investments (Cost $29,136,714)		29,136,714

	Total Investments (Cost $288,400,397) (e)(f)	105.3%	373,791,398
	Liabilities in Excess of Other Assets	(5.3)	(18,899,276)

	Net Assets	100.0%	$354,892,122

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2013 were $18,056,096 and $18,940,458, respectively. The Fund received cash collateral of $18,852,929 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2013, there was uninvested cash of $87,529 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

(d)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(e)	The fair value and percentage of net assets, $131,739,534 and 37.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Infrastructure Fund

Summary of Investments - September 30, 2013 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$160,079,322		45.1%
Communications	57,625,114		16.2
Transmission & Distribution	52,663,202		14.8
Toll Roads	20,586,012		5.8
Water	18,487,670		5.2
Diversified	16,732,520		4.7
Airports	15,807,450		4.5
Investment Company	10,283,785		2.9
Ports	2,673,394		0.8

	$354,938,469	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Global Infrastructure Fund

Notes to Portfolio of Investments ¡ September 30, 2013 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Airports	$—	$15,807,450	$—	$15,807,450
Communications	44,235,514	13,389,600	—	57,625,114
Diversified	10,984,253	5,748,267	—	16,732,520
Oil & Gas Storage & Transportation	119,807,974	40,271,348	—	160,079,322
Ports	—	2,673,394	—	2,673,394
Toll Roads	—	20,482,695	—	20,482,695
Transmission & Distribution	26,719,290	25,943,912	—	52,663,202
Water	11,064,802	7,422,868	—	18,487,670

Total Common Stocks	212,811,833	131,739,534	—	344,551,367

Rights	103,317	—	—	103,317
Short-Term Investments
Investment Company	22,797,822	—	—	22,797,822
Repurchase Agreements	—	6,338,892	—	6,338,892

Total Short-Term Investments	22,797,822	6,338,892	—	29,136,714

Total Assets	$235,712,972	$138,078,426	$—	$373,791,398

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2013, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Infrastructure Fund

/s/ John Gernon

John Gernon

Principal Executive Officer

November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon

John Gernon

Principal Executive Officer

November 12, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 12, 2013